Consolidated statements of changes in equity - USD ($) $ in Thousands		Total	Share Capital	Legal reserve	Share-based payment	Other accumulated comprehensive losses	Accumulated loss
Beginning Balance at Dec. 31, 2018		$ 479,657	$ 513,255	$ 4,021		$ (2,674)	$ (34,945)
Profit/Loss for the year		(32,723)					(32,723)
Other comprehensive income for the year		(1,183)				(1,183)
Total comprehensive profit / (loss) for the year		(33,906)				(1,183)	(32,723)
Proceeds from Series A shares net of issuance costs (Note 21.1)		146,144	146,144
Share-based payments	[1]	11,821			$ 11,821
Ending Balance at Dec. 31, 2019		603,716	659,399	$ 15,842		(3,857)	(67,668)
Profit/Loss for the year		(102,749)					(102,749)
Other comprehensive income for the year		346				346
Total comprehensive profit / (loss) for the year		(102,403)				346	(102,749)
Share-based payments	[1]	7,205	1		7,204
Ending Balance at Dec. 31, 2020		508,518	659,400		23,046	(3,511)	(170,417)
Profit/Loss for the year		50,650					50,650
Other comprehensive income for the year		(2,465)				(2,465)
Total comprehensive profit / (loss) for the year		48,185				(2,465)	50,650
Share-based payments	[1]	8,556	1		8,555
Reduction of share capital adopted at the Ordinary General Shareholders' meeting on December 14, 2021 (see Note 21.1)		72,695	(72,695)				72,695
Ending Balance at Dec. 31, 2021		$ 565,259	$ 586,706		$ 31,601	$ (5,976)	$ (47,072)

[1]	Including 10,592, 10,494 and 10,655 of share-based payment expenses for the years ended December 31, 2021, 2020 and 2019, respectively, net of tax charges (see Note 8).